Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 9 – Subsequent Events

On January 16, 2023, the Company granted 250,000 stock options to a consultant. The options vest 50% immediately and 50% one year from issuance, exercisable at C$0.09 and expire in 5 years.

On January 21, 2023, the Company executed a note payable to John Gibbs for $25,000 at 6% that is payable on demand.